RULE 497 DOCUMENT

On behalf of PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund and PIMCO RealRetirement® 2035 Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as an exhibit to this filing relate to the form of prospectuses filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on June 10, 2011 (Accession No. 0001193125-11-162703), which are incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

EX-101.INS      XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase Document

EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase Document

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